Debt Debt (Tables)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Debt [Abstract]
Schedule of Long-term Debt Instruments [Table Text Block]

December 31, 2011 (Amounts are in thousands)	Net Principal Balance	Interest Rate Ranges	Weighted Average Interest Rate	Maturity Date Ranges
Fixed Rate Public/Private Notes (1)	$4,803,191	4.625% - 7.57%	5.84%	2012 - 2026
Floating Rate Public/Private Notes (1)	806,383	(1)	1.67%	2012 - 2013
Totals	$5,609,574

December 31, 2010 (Amounts are in thousands)	Net Principal Balance	Interest Rate Ranges	Weighted Average Interest Rate	Maturity Date Ranges
Fixed Rate Public/Private Notes (1)	$4,375,860	3.85% - 7.57%	5.78%	2011 - 2026
Floating Rate Public/Private Notes (1)	809,320	(1)	1.72%	2011 - 2013
Totals	$5,185,180

Aggregate payments of principal on unsecured notes payable

Year	Total (1)
2012	$1,161,582	(2)
2013	579,675
2014	588,340
2015	418,900
2016	1,190,038
Thereafter	5,782,526
Total	$9,721,061

(1)	Principal payments on all debt include amortization of any discounts or premiums related to the debt. Premiums and discounts are amortized over the life of the debt.

(2)
Includes the Company's $500.0 million term loan facility. Effective April 5, 2011, the Company exercised the second of its two one-year extension options and as a result, the maturity date is now October 5, 2012.